Investments - Loans by Loan to Value (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Loans By Loan To Value Ratio [Line Items]
Total Commercial mortgage loans	$ 8,933.2	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
0% - 50%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Commercial mortgage loans	1,803.4	[1]	1,987.9	[1]	2,535.2
50% - 60%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Commercial mortgage loans	2,416.2	[1]	2,425.2	[1]	2,479.4
60% - 70%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Commercial mortgage loans	4,271.5	[1]	3,736.1	[1]	2,991.9
70% - 80%
Schedule Of Loans By Loan To Value Ratio [Line Items]
Commercial mortgage loans	408.6	[1]	481.7	[1]	621.2
80% and above
Schedule Of Loans By Loan To Value Ratio [Line Items]
Commercial mortgage loans	$ 33.5	[1]	$ 35.3	[1]	$ 67.8

[1]	Balances do not include allowance for mortgage loan credit losses.